Common and Preferred Stock, Additional Paid-In Capital and Dividends	12 Months Ended
Dec. 31, 2022
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Common and Preferred Stock, Additional Paid-In Capital and Dividends
9.	Common and Preferred Stock, Additional Paid-In Capital and Dividends:

Reverse stock split: On September 23, 2022 the Company effected a 1-for-20 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company, or the floor price of the Company’s Series E Shares, or the number of votes of the Company’s Series D, E and F Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company’s warrants, exercise price of said warrants and conversion prices of the Company’s Series E Shares, in these consolidated financial statements have been retroactively adjusted to reflect this 1-for-20 reverse stock split.

Series D preferred shares: On May 8, 2017, the Company issued 100,000 shares of Series D preferred shares (the “Series D shares”) to Tankers Family Inc., a company controlled by Lax Trust for one thousand dollars ($1,000) pursuant to a stock purchase agreement. The Series D shares are not convertible into common shares and each Series D share has the voting power of 1,000 common shares. The Series D shares have no dividend or distribution rights and shall expire and all outstanding Series D shares shall be redeemed by the Company for par value on the date that any financing facility with any financial institution, which contain covenants that require that any member of the family of Mr. Evangelos J. Pistiolis maintain a specific minimum ownership or voting interest (either directly and/or indirectly through companies or other entities beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of the Company’s issued and outstanding common shares, respectively, are fully repaid or reach their maturity date. The Series D shares shall not be otherwise redeemable and upon any liquidation, dissolution or winding up of the Company, the Series D shares shall have a liquidation preference of $0.01 per share. Currently the SLBs with CMBFL, AVIC Leasing, the Alpha Corporate Guarantee, the Navigare Lease and the ABN Amro and Alpha Bank facilities have similar provisions that are satisfied via the existence of the Series D Shares. As a prerequisite for the Navigare Lease, Mr. Evangelos J. Pistiolis guaranteed the performance of the bareboat charters, under certain circumstances, and in exchange, the Company agreed to indemnify him for any losses suffered as a result of the guarantee provided and in addition, the Company has amended the Certificate of Designation governing the terms of the Series D Shares, to adjust the voting rights per share of Series D Shares such that during the term of the Navigare Lease, the combined voting power controlled by Mr. Evangelos J. Pistiolis and the Lax Trust does not fall below a majority of the total voting power of the Company, irrespective of any new common or preferred stock issuances, and thereby complying with a relevant covenant of the bareboat charters entered in connection with the Navigare Lease. Due to the related party nature of the transactions involving Mr. Evangelos J. Pistiolis, such transactions were unanimously approved by the Company’s Board of Directors, including all three independent directors.

Equity distribution agreement: On April 15, 2022, the Company, entered into an equity distribution agreement, or as they are commonly known, at-the-market offering (“ATM”), with Maxim Group LLC (“Maxim”). Under the ATM the Company could sell up to $19,700 of its common stock with Maxim acting as a sales agent. Since Maxim was acting solely as a sales agent, it had no right to require any common stock sales. No warrants, derivatives, or other share classes were associated with this ATM. The Company terminated the ATM on October 6, 2022. The Company has received proceeds from the ATM (net of 2% fees), amounting to $2,025, issued 129,442 common shares and incurred $81 of expenses related to this equity distribution agreement.

Issuance of common stock and warrants as part of the June 2022 Registered Direct Offering: On June 3, 2022, the Company entered into a placement agency agreement with Maxim Group LLC relating to the sale of the Company’s securities, or the Placement Agent Agreement. Pursuant to the Placement Agent Agreement, the Company entered into a Securities Purchase Agreement, with an institutional investor (the “Investor”) in connection with a registered direct offering of an aggregate of 235,000 of the Company’s common shares at a public offering price of $10.00 per share, registered on the Company’s Registration Statement on Form F-3 (333-234281), or the Registered Offering. Concurrently with the Registered Offering and pursuant to the Purchase Agreement, the Company also commenced a private placement whereby the Company issued and sold 9,603,000 pre-funded warrants (“Pre-Funded Warrants”) to purchase up to 480,150 of the Company’s common shares at $10.00 per pre-funded warrant share and 14,303,000 warrants (or the “June 2022 Warrants”) to purchase up to 715,150 of the Company’s common shares. The Pre-Funded Warrants had an exercise price of $0.0020. All of the prefunded warrants were exercised from July to September 2022. The June 2022 Warrants had an exercise price per warrant share of $10.00 and expired five years after issuance. The June 2022 Registered Direct Offering resulted in gross proceeds of $7,151 before deducting placement agent fees, commissions and other offering expenses that amounted to $544.

Accounting Treatment of the June 2022 Warrants

The Company accounted for the June 2022 Warrants as equity in accordance with the accounting guidance for derivatives. The Company concluded these warrants should be equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability.

Accounting Treatment of the Pre-Funded Warrants

The Pre-Funded Warrants were classified as a component of permanent stockholders’ equity within additional paid-in capital and were recorded at the issuance date. The Pre-Funded Warrants are equity classified because they (i) are freestanding financial instruments that are legally detachable and separately exercisable from the equity instruments, (ii) are immediately exercisable, (iii) do not embody an obligation for the Company to repurchase its shares, (iv) permit the holders to receive a fixed number of shares of common stock upon exercise, (v) are indexed to the Company’s common stock and (vi) meet the equity classification criteria. In addition, such pre-funded warrants do not provide any guarantee of value or return.

Repricing of the June 2022 Warrants: On October 7, 2022 the Company entered into an agreement with the Investor holding 100% of the June 2022 Warrants to induce him to exercise all of his June 2022 Warrants at an exercise price reduced from $10.00 per warrant share to $6.75 per warrant share. In consideration for the immediate exercise of the June 2022 Warrants for cash that resulted in gross proceeds of $4,827 before related fees and commissions, the Investor received new warrants to purchase up to an aggregate of 1,072,725 common shares (the “October 2022 Warrants”) with identical terms as the June 2022 Warrants with the exception of the exercise price now set at $6.75.

The Company treated this warrant inducement agreement as a warrant modification and has recognized the incremental fair value of $1,345 of the October 2022 Warrants as a deemed dividend. As the Company is in an accumulated deficit position, the offsetting amount is recorded against additional paid-in-capital.

During the year ended December 31, 2022, no October 2022 Warrants were exercised.
Accounting Treatment of the October 2022 Warrants

The Company accounted for the October 2022 Warrants as equity in accordance with the accounting guidance for derivatives. The Company concluded these warrants should be equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability.

Issuance of common stock and warrants as part of the December 2022 Public Equity Offering: On December 6, 2022, the Company closed a public offering of 6,750,000 units (the “December 2022 Public Equity Offering”), each consisting of one common share and one Class C warrant (a “Class C Warrant”), at a price of $2.00 per unit with Maxim Group LLC acting as a placement agent. Each Class C Warrant is immediately exercisable for one common share at an exercise price of $2.00 per share and expires five years after the issuance date. The December 2022 Public Equity Offering resulted in gross proceeds of $13,500 before deducting placement agent fees, commissions and other offering expenses that amounted to $1,104.
During the year ended December 31, 2022, no Class C Warrants were exercised.

Accounting Treatment of the Class C Warrants

The Company accounted for the June 2022 Class C Warrants as equity in accordance with the accounting guidance for derivatives. The Company concluded these warrants should be equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability.

Dividends to common stock holders: No dividends were paid to common stock holders in the years ended December 31, 2020, 2021 and 2022.